Securities - Summary of Net Securities Gains (Losses) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets [abstract]
Debt securities at amortized cost, net realized gains	$ 76
Debt securities at fair value through other comprehensive income, net realized gains (losses)	35
Held-to-maturity securities, net realized gains (losses)		$ (8)
Available-for-sale securities, net realized gains (losses)		147
Impairment (losses)		(11)
Total	$ 111	$ 128	$ 54